Balance sheet (Parenthetical) - Humacyte, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	265,096,962	265,096,962	265,096,962
Redeemable convertible preferred stock, shares outstanding	265,096,951	265,096,951	265,096,951
Redeemable convertible preferred stock, liquidation preference	$ 435,579	$ 435,579	$ 435,579
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	340,216,780	340,216,780	340,216,780
Common stock, shares issued	22,634,707	22,172,545	21,429,003
Common stock, shares outstanding	22,634,707	22,172,545	21,429,003